Equity: - Summary of share based payment compensation charged to operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity:
Share-based payments	$ 3,667	$ 1,145	$ 382
Ivanhoe Electric
Equity:
Share-based payments	2,144
Kaizen
Equity:
Share-based payments	211	49	18
Cordoba
Equity:
Share-based payments	784	270	281
VRB
Equity:
Share-based payments	61	56	$ 83
CGI
Equity:
Share-based payments	$ 467	$ 770